Related Party Transactions - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Related Party Transaction [Line Items]
Working capital advanced to Pool Managers	$ 50,551		$ 50,551		$ 49,103
Revenue Sharing Arrangements
Related Party Transaction [Line Items]
Working capital advanced to Pool Managers	48,300		48,300		$ 45,100
Aframax Tanker | RSA Participants | Vessels Hire
Related Party Transaction [Line Items]
Amounts of transaction	$ 3,300	$ 2,900	$ 19,100	$ 10,300